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Allmerica Financial Life Insurance and Annuity Company
Office of the General Counsel
440 Lincoln Street, N-435
Worcester, MA  01653

VIA EDGAR

May 5, 2004

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549

RE: Allmerica Financial Life Insurance and Annuity Company
    Registration Statement Filed on Form S-6
    ----------------------------------------

    VEL Account (VEL '87) File Nos. 33-14672/811-5183
    VEL Account (VEL '91) File Nos. 33-90320/811-5183
    VEL Account (VEL Plus) File Nos. 33-42687/811-5183
    VEL II Account (VEL II '93) File Nos. 33-57792/811-7466
    Inheiritage Account (Variable Inheiritage) File Nos. 33-70948/811-8120 Separate Account IMO (VUL 2001) File Nos. 333-84879/811-09529
    Allmerica Select Separate Account II (Allmerica Select Life II) File Nos. 33-83604/811-8746
    Group VEL Account (Group VEL) File Nos. 33-82658/811-8704

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508) 855-4194.

Very truly yours,

/s/ Sheila B. St. Hilaire

Sheila B. St. Hilaire
Assistance Vice President & Counsel